UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: May 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (a) - 95.9%

AEROSPACE - 2.9%
	AWAS Capital, Inc.
6,109,248	Second Lien Term Loan, 8.63%, 03/15/13	5,376,137
	Continental Airlines, Inc.
1,714,286	Tranche A-1 Term Loan, 6.45%, 06/01/11	1,641,429
4,285,714	Tranche A-2 Term Loan, 6.45%, 06/01/11	4,103,571
	Delta Air Lines, Inc.
990,000	Credit-Linked Deposit Loan, 6.61%, 04/30/12	842,213
8,932,500	Second Lien Term Loan, 6.15%, 04/24/14	6,531,891
4,768,561	Term Loan Equipment Notes, 6.20%, 09/29/12	4,601,661
	DTN, Inc.
6,660,419	Tranche C Term Loan, 5.88%, 03/10/13	6,460,606
	IAP Worldwide Services, Inc.
2,942,374	First Lien Term Loan, 9.00%, 12/30/12	2,422,545
3,500,000	Second Lien Term Loan, 14.50%, 06/20/13	2,428,125
	Northwest Airlines, Inc.
4,900,000	Term Loan, 4.72%, 08/21/13	3,944,500
	US Airways, Inc.
20,295,000	Term Loan, 5.39%, 03/23/14	14,023,845

		52,376,523

BROADCASTING - 5.9%
	All3Media Intermediate Ltd.
4,874,517	UK Term Loan B1, 7.80%, 08/31/14	4,600,325
	Barrington Broadcasting Group LLC
2,462,501	Term Loan, 5.31%, 08/11/13	2,348,610
	CMP Susquehanna Corp.
5,207,321	Term Loan, 4.78%, 05/05/13	4,250,476
	Comcorp Broadcasting, Inc.
186,645	Revolving Loan, 8.74%, 10/02/12 (b) (c)	182,147
2,285,452	Term Loan, 8.38%, 04/02/13 (b)	2,230,373
	Paxson Communications Corp.
11,000,000	Term Loan, 5.96%, 01/15/12	8,910,000
	Univision Communications, Inc.
61,487,920	Initial Term Loan, 5.12%, 09/29/14 (d)	52,145,445
4,623,000	Second Lien Loan, 5.36%, 02/12/09	4,465,032
	Young Broadcasting, Inc.
27,904,247	Term Loan, 5.23%, 11/03/12	25,078,942

		104,211,350

CABLE/WIRELESS VIDEO - 9.3%
	CCO Holdings, LLC
4,000,000	Incremental Loan, 7.34%, 09/06/14	3,356,680
	Cequel Communications LLC
6,275,000	Second Lien Tranche A Term Loan, 7.37%, 05/05/14	5,463,203
9,800,314	Term Loan, 4.72%, 11/05/13	9,158,198
	Charter Communications Operating, LLC
40,515,000	Replacement Term Loan, 4.90%, 03/06/14	36,164,499
	Knology, Inc.
12,406,250	Term Loan, 4.93%, 06/30/12	11,475,781
	MCC Iowa LLC
987,500	Tranche D-1 Term Loan, 4.52%, 01/31/15	913,438
987,500	Tranche D-2 Term Loan, 4.52%, 01/31/15	913,438
7,000,000	Tranche E Term Loan, 01/03/16 (d)	6,959,190
	Millennium Digital Media Systems, LLC
14,799,404	First Lien Term Loan, 06/30/11 (d)	13,393,461
31,008,616	First Lien Term Loan, 7.08%, 06/30/11 (b)	29,737,263
4,250,709	First Lien Term Loan, 7.09%, 06/30/11 (b)	4,076,430
1,428,203	Revolving Loan, 9.81%, 06/30/11 (b)	1,246,821
	Northland Cable Television, Inc.
4,887,500	First Lien Term Loan B, 6.81%, 12/22/12	4,814,187
6,000,000	Second Lien Term Loan, 10.90%, 06/22/13	5,910,000
13,261,250	UPC Financing Partnership Facility N1, 4.55%, 12/31/14	12,440,644
	Virgin Media Investment Holdings Ltd.
6,708,511	B4 Facility, 4.94%, 09/03/12	6,505,176
	WideOpenWest Finance, LLC
4,000,000	First Lien Term Loan, 6.35%, 06/30/14	3,480,000
10,168,551	Second Lien Term Loan, 9.38%, 06/29/15	8,287,369

		164,295,778

CHEMICALS - 0.5%
	Brenntag Holding GmbH & Co.
1,000,000	Second Lien Dollar Facility, 9.39%, 06/22/15	820,000
	Georgia Gulf Corp.
3,371,066	Term Loan, 10/03/13 (d)	3,265,720
	Solutia, Inc.
5,000,000	Term Loan, 02/28/14 (d)	4,863,500

		8,949,220

CONSUMER DURABLES - 0.4%
	Rexair LLC
3,164,451	First Lien Term Loan, 8.68%, 06/30/10	2,848,006

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

CONSUMER DURABLES (continued)
	Water PIK, Inc.
4,962,500	First Lien Term Loan, 6.10%, 06/07/13	4,863,250

		7,711,256

CONSUMER NON-DURABLES - 0.6%
	BioTech Research Labs/Philosophy Merger Sub, Inc.
4,944,856	First Lien Term Loan, 4.89%, 03/16/14	4,339,111
	Camelbak Products, Inc.
1,111,111	Second Lien Term Loan, 10.35%, 02/04/12	777,778
	Spectrum Brands, Inc.
3,226,042	Dollar Term B Loan, 7.80%, 03/30/13 (d)	3,081,677
386,906	Letter of Credit, 2.68%, 03/30/13 (d)	369,591
	Totes Isotoner Corp.
1,975,000	First Lien Term Loan, 5.14%, 01/31/13	1,629,375

		10,197,532

DIVERSIFIED MEDIA - 6.4%
	Advanstar Communications
4,466,250	First Lien Term Loan, 6.67%, 05/31/14	3,617,663
	Cinemark USA, Inc.
8,769,108	Term Loan, 4.48%, 10/05/13	8,352,575
	Clarke American Corp.
9,925,000	Tranche B Term Loan, 7.33%, 06/30/14	8,361,812
	Endurance Business Media, Inc.
2,733,971	First Lien Term Loan, 5.62%, 07/26/13	2,194,012
	HIT Entertainment PLC
4,433,040	Term Facility, 4.79%, 03/20/12	4,031,318
	Merrill Communications LLC
3,860,292	Combined Term Loan, 4.95%, 12/22/12	3,319,851
	Metro-Goldwyn-Mayer Holdings II, Inc.
26,539,700	Tranche B Term Loan, 5.95%, 04/08/12	21,629,856
1,972,735	Tranche B-1 Term Loan, 5.95%, 04/08/12	1,604,603
	Nielsen Finance LLC
2,846,340	Dollar Term Loan, 4.73%, 08/09/13 (d)	2,678,235
	Panavision, Inc.
3,500,000	Second Lien Term Loan, 10.40%, 03/30/12	2,800,000
	Penton Media, Inc.
18,067,500	First Lien Term Loan, 5.15%, 02/01/13	14,860,519
9,500,000	Second Lien Term Loan, 7.90%, 02/01/14	6,816,250
	Readers Digest Association, Inc.
1,067,500	Revolving Credit Loan, 4.99%, 02/17/13 (c)	918,050
	SkillSoft Corp.
1,745,000	Term Loan, 5.45%, 05/14/13	1,683,925
	Springer Science+Business Media S.A.
562,496	Tranche B-2, 7.75%, 09/16/11	523,122
562,496	Tranche C-2, 8.12%, 09/17/12	517,778
366,301	Tranche E2, 7.47%, 09/17/12	339,869
338,124	USD Tranche B-2 Add-On, 7.75%, 07/05/13	313,725
338,124	USD Tranche C-2 Add-On, 8.12%, 07/05/14	313,725
	Tribune Co.
25,151,107	Initial Tranche B Advance, 5.54%, 05/17/14	18,674,697
7,933,333	Tranche X Advance, 5.48%, 05/17/09	7,579,189
	Valassis Communications, Inc.
426,667	Delayed Draw Tern Loan, 6.00%, 03/02/14	403,200
1,290,933	Tranche B Term Loan, 4.45%, 03/02/14	1,219,932

		112,753,906

ENERGY - 3.0%
	Alon USA Energy, Inc.
196,244	Edgington Facility, 5.11%, 06/22/13	178,091
1,569,949	Paramount Facility, 5.11%, 06/22/13	1,424,729
	Coffeyville Resources, LLC
770,589	Funded Letter of Credit, 4.63%, 12/28/10 (d)	741,848
2,500,608	Tranche D Term Loan, 5.45%, 12/30/13 (d)	2,428,716
	Delphi Acquisition Holding I B.V.
488,759	Facility B1, 5.07%, 01/12/15	461,877
488,759	Facility C1, 5.57%, 01/12/16	463,407
	III Exploration II LP
2,244,375	Delayed Draw Term Loan, 8.15%, 10/28/13	1,952,606
2,000,000	Second Lien Loan, 10.17%, 04/28/14	1,600,000
12,611,250	Term Loan, 7.11%, 10/28/13	10,971,787
	Monitor US Finco, Inc.
1,417,921	Second Lien Term Loan, 17.20% (e)	673,512
	Panda Hereford Ethanol, L.P.
5,000,000	Tranche A Term Loan, 6.20%, 07/28/13	4,987,500
	Resolute Aneth, LLC
1,714,286	Second Lien Term Loan, 7.41%, 06/26/13	1,500,000
1,500,000	Second Lien Term Loan, 7.41%, 06/26/13	1,312,500

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

ENERGY (continued)
	TARH E&P Holdings, L.P.
2,500,000	First Lien Term Loan, 7.68%, 06/29/12	2,375,000
	Trident Exploration
5,907,039	Unsecured Term Loan, 15.02%, 11/24/11	5,124,356
	Value Creation, Inc.
15,129,377	Term Loan, 10.21%, 07/01/12	14,675,496
	Venoco, Inc.
3,000,000	Second Lien Term Loan, 6.69%, 09/20/11	2,863,740

		53,735,165

FINANCIAL - 1.6%
	Bay Point Re Ltd.
750,000	Term Loan, 7.21%, 12/31/10	740,625
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 8.36%, 05/01/13	562,500
	Dollar Financial Corp.
1,983,856	Canadian Borrower Term Loan, 5.45%, 10/30/12	1,750,753
1,458,196	Delayed Draw Term Loan, 5.45%, 10/30/12	1,286,858
	Emerson Reinsurance Ltd.
3,250,000	Series A Loan, 6.75%, 12/15/11	3,071,250
1,250,000	Series B Loan, 8.00%, 12/15/11	1,181,250
	Flatiron Re Ltd.
2,491,391	Closing Date Term Loan, 6.95%, 12/29/10	2,460,248
1,206,767	Delayed Draw Term Loan, 6.95%, 12/20/10	1,191,683
	HUB International Ltd.
839,600	Delayed Draw Term Loan, 5.20%, 06/13/14 (c)	762,987
4,800,992	Initial Term Loan, 5.20%, 06/13/14	4,362,902
	Kepler Holdings, Ltd.
8,000,000	Term Loan, 10.33%, 06/30/09	7,560,000
	Online Resources Corp.
1,000,000	Term Loan, 5.61%, 02/09/12	960,000
	Penhall Holding Co.
2,821,815	Senior Unsecured PIK Toggle Term Loan, 12.63%, 04/01/12	2,172,797

		28,063,853

FOOD/TOBACCO - 1.8%
	Aramark Canada Ltd.
3,950,000	Canadian Term Loan, 4.57%, 01/26/14	3,673,500
	Best Brands Corp.
3,459,668	Term Loan B, 9.70%, 12/12/12 (d)	3,130,999
	Caribbean Restaurant LLC
2,333,333	Tranche B Term Loan, 8.25%, 06/30/09	2,076,667
	Dole Food Co., Inc.
186,258	Credit Linked Deposit, 4.25%, 04/12/13	173,335
410,699	Tranche B Term Loan, 4.89%, 04/12/13	382,204
	DS Waters of America, Inc.
2,962,500	Term Loan , 4.63%, 10/27/12	2,769,937
	El Pollo Loco, Inc.
3,832,422	Term Loan, 5.11%, 11/18/11	3,334,207
	LJVH Holdings, Inc.
1,000,000	Second Lien Term Loan, 8.20%, 01/18/15	875,000
873,400	Tranche B Term Loan, 7.33%, 07/18/14	812,262
119,100	Tranche C Term Loan, 7.33%, 07/18/14	110,763
	Merisant Co.
15,227	Tranche B Term Loan, 8.63%, 01/11/10	13,856
	Michelina’s
5,503,698	Term Loan, 6.00%, 04/02/11	5,366,105
	OSI Restaurant Partners LLC
4,446,991	Incremental Term Loan, 5.44%, 06/14/14	3,838,865
355,183	Synthetic Revolver, 2.67%, 06/14/13	306,611
	Pinnacle Foods Finance LLC
982,550	Term Loan, 5.55%, 04/02/14	921,760
	Solvest, Ltd.
1,368,996	Tranche C Term Loan, 4.85%, 04/12/13	1,274,015
	WM. Bolthouse Farms, Inc.
3,892,789	First Lien Term Loan, 5.00%, 12/16/12	3,819,838

		32,879,924

FOREST PRODUCTS — CONTAINERS - 0.6%
	Boise Paper Holdings, LLC
4,000,000	Second Lien Term Loan, 10.75%, 02/23/15	3,912,480
	Inuit US Holdings, Inc.
4,504,824	Facility B2, 5.08%, 06/13/15	3,378,618
4,495,176	Facility C2, 5.33%, 06/13/16	3,528,713

		10,819,811

GAMING/LEISURE - 11.6%
	Drake Hotel Acquisition
6,041,285	B Note 1, 8.27%, 04/01/09	6,041,285
	Fontainebleau Florida Hotel LLC
57,500,000	Tranche C Term Loan, 8.87%, 06/06/12	49,162,500
	Fontainebleau Las Vegas LLC
4,666,667	Initial Term Loan, 6.26%, 06/06/14	3,990,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

GAMING/LEISURE (continued)
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit-Linked Deposit, 5.10%, 06/01/11 (f)	10,654,545
31,288,508	First Lien Tranche B Term Loan, 6.20%, 06/08/11 (f)	22,840,611
7,000,000	Second Lien Term Loan, 12.33%, 06/08/12	2,508,380
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 5.89%, 08/16/14	3,017,170
4,906,652	Term Loan, 4.72%, 02/16/14	4,127,721
	Kuilima Resort Co.
10,164,918	First Lien Term Loan, 9.50% (e)	9,292,361
	Lake at Las Vegas Joint Venture
2,500,000	Additional Term Loan, 12.25%, 06/20/12	2,500,000
6,750,000	First Lien Term Loan, 11.00%, 06/20/12	6,750,000
5,305,748	PIK Term Loan (e)	—
15,974,296	Revolving Loan Credit-Linked Deposit Account, 11.80% (d) (e)	4,752,353
119,116,413	Term Loan, 17.31% (d) (e)	35,437,133
	Pivotal Group Promontory
4,614,651	First Lien Term Loan, 9.75%, 08/31/10	3,360,020
	Revel Entertainment Group, LLC
8,000,000	First Lien Term Loan, 7.40%, 05/20/09 (b)	7,484,800
	Tamarack Resort LLC
3,196,689	Tranche A Credit-Linked Deposit, 2.60% (e)	2,221,699
4,723,108	Tranche B Term Loan, 11.75% (e)	3,282,560
	Town Sports International LLC
990,000	Term Loan, 4.31%, 02/27/14	846,450
	WAICCS Las Vegas 3 LLC
13,000,000	First Lien Term Loan, 6.20%, 07/30/08	12,025,000
13,000,000	Second Lien Term Loan, 11.70%, 07/30/08	12,025,000
	Yellowstone Mountain Club, LLC
3,541,907	First Lien Term Loan, 4.76%, 09/30/10	2,951,613

		205,271,201

HEALTHCARE - 11.6%
	American Medical Systems, Inc.
198,446	Term Loan, 5.38%, 07/20/12	184,058
	Aveta, Inc.
1,132,165	MMM Original Term Loan, 8.00%, 08/22/11	997,720
147,835	NAMM New Term Loan, 8.00%, 08/22/11	130,280
266,392	NAMM Original Term Loan, 8.00%, 08/22/11	234,758
25,773	NAMM PHMC Acquisition Term Loan, 8.00%, 08/22/11	22,713
927,835	PHMC Acqusition Term Loan, 8.00%, 08/22/11	817,655
	CCS Medical, Inc.
44,663,657	First Lien Term Loan, 5.93%, 09/30/12 (d)	38,596,548
4,750,000	Second Lien Term Loan, 10.68%, 03/30/13	4,037,500
	CHS/ Community Health Systems, Inc.
12,611,714	Funded Term Loan, 5.34%, 07/25/14	11,908,232
	COHR Holdings, Inc.
994,975	First Lien Term Loan, 5.35%, 01/31/13	599,472
	Danish Holdco A/S
3,365,689	Facility B5, 7.04%, 05/01/15	2,541,095
2,500,000	Second Lien Term Facility D, 6.44%, 11/01/16	1,562,500
	DSI Renal, Inc.
7,940,602	Term Facility, 5.00%, 03/31/13	7,225,948
	Fenwal, Inc.
13,778,305	Initial First Lien Term Loan, 5.37%, 02/28/14	12,056,017
	Gambro Holding AB
861,945	Facility B2, 5.22%, 06/05/14	776,828
861,945	Facility C2, 5.72%, 06/05/15	779,526
	Golden Gate National Senior Care LLC
1,000,000	Second Lien Term Loan, 10.45%, 09/14/11	930,000
	Graceway Pharmaceuticals LLC
3,659,640	First Lien Term B Loan, 5.45%, 05/03/12	2,915,526
4,500,000	Mezzanine Loan, 10.95%, 11/03/13	3,487,500
	HCA, Inc.
948,864	Tranche A Term Loan, 4.70%, 11/19/12	888,820
25,083,478	Tranche B Term Loan, 4.95%, 11/18/13 (d)	23,663,502
	IM US Holdings, LLC
14,887,500	First Lien Term Loan, 4.67%, 06/26/14	14,050,078
1,000,000	Second Lien Term Loan, 6.92%, 06/26/15	930,000
	LifeCare Holdings
11,481,990	Term Loan, 6.95%, 08/11/12	10,046,742

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

HEALTHCARE (continued)
	Nyco Holdings 3 ApS
9,109,858	Facility B2, 4.95%, 12/29/14	7,731,992
9,109,858	Facility C2, 5.70%, 12/29/15	7,769,981
	Physiotherapy Associates, Inc./Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 11.41%, 12/31/13	1,215,000
4,851,389	Term Loan, 8.07%, 06/28/13	3,978,139
	Select Medical Corp.
13,095,395	Tranche B Term Loan, 5.04%, 02/24/12	12,252,314
2,957,285	Tranche B-2 Term Loan, 02/24/12	2,742,882
	Talecris Biotherapeutics Holdings Corp.
18,273,700	First Lien Term Loan, 6.18%, 12/06/13	16,720,435
9,500,000	Second Lien Term Loan, 9.18%, 12/08/14 (d)	8,455,000
	Triumph Healthcare Second Holdings LLC
3,861,476	First Lien Term Loan, 5.43%, 07/28/13	3,629,787
	URL Pharma, Inc.
2,816,528	Term Loan, 5.64%, 01/30/12	2,717,950

		206,596,498

HOUSING - 6.0%
	Atrium Cos., Inc.
8,803,103	Closing Date Term Loan, 6.60%, 05/31/12	7,372,599
	Crescent Resources LLC
1,000,000	Term Loan, 5.45%, 09/07/12	706,250
	Custom Building Products, Inc.
2,400,567	First Lien Term Loan, 6.88%, 10/20/11	2,088,494
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 4.47%, 08/30/13 (b)	2,131,808
	Kyle Acquisition Group LLC
1,142,857	Facility B, 7.75% (e)	428,571
857,143	Facility C, 7.75% (e)	319,106
	LBREP/L-Suncal Master I LLC
4,849,937	First Lien Term Loan, 6.50% (e)	2,182,471
	LNR Property Corp.
10,193,400	Initial Tranche B Term Loan, 6.03%, 07/12/11	8,683,554
	Morningside Assisted Living
3,283,813	Senior Mortgage Loan, 5.70%, 10/12/08	3,292,023
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 7.48% (b) (e)	4,275,000
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 8.48% (b) (e)	2,422,500
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 4.47%, 08/30/13 (b)	603,342
	November 2005 Land Investors, LLC
1,560,589	First Lien Term Loan, 6.86%, 05/09/11	1,248,471
	Pacific Clarion, LLC
10,891,261	Term Loan, 15.00%, 01/23/09 (b) (g)	10,725,714
	PGT Industries, Inc.
1,419,704	First Lien Tranche A-2 Term Loan, 6.08%, 02/14/12	1,242,241
	Realogy Corp.
3,989,975	Delayed Draw Term B Loan, 5.71%, 10/10/13 (f)	3,428,905
8,172,831	Initial Term B Loan, 7.51%, 10/10/13 (f)	7,023,567
2,200,378	Synthetic Letter of Credit, 4.76%, 10/10/13 (f)	1,890,960
	Roofing Supply Group LLC
2,930,676	First Lien Term Loan, 7.70%, 08/31/13	1,775,521
	Stile Acquisition Corp.
4,866,045	Canadian Term Loan, 5.32%, 04/06/13	4,625,468
	Stile U.S. Acquisition Corp.
4,198,285	U.S. Term Loan, 5.18%, 04/06/13	3,990,722
	Universal Building Products, Inc.
2,902,963	Term Loan, 5.91%, 04/28/12	2,315,113
	Westgate Investments, LLC
17,724,509	Senior Secured Loan, 13.00%, 09/25/10 (g)	17,901,754
4,769,326	Term Loan, 5.50%, 09/25/10 (b)	4,769,326
	Weststate Land Partners LLC
4,000,000	First Lien Term Loan, 6.08%, 10/31/08	3,800,000
4,487,189	Withers Preserve MB-I B-Note, 7.17%, 12/14/08 (b)	4,455,779
	Woodlands Commercial Properties Co., LP
400,000	Secured Term Loan, 4.78%, 08/29/09	385,000
	Woodlands Land Devolopment Co., LP
1,600,000	Secured Term Loan, 4.78%, 08/29/09	1,540,000

		105,624,259

INFORMATION TECHNOLOGY - 5.3%
	Applied Systems, Inc.
4,547,441	Term Loan, 5.40%, 09/26/13	4,183,646
	Aspect Software, Inc.
2,545,000	Second Lien Term Loan, 11.50%, 07/11/12	2,341,400
	CellNet Data Systems, Inc.
1,000,000	Second Lien Term Loan, 8.50%, 10/12/11	875,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)
	Freescale Semiconductor, Inc.
10,510,742	Term Loan, 4.46%, 12/02/13 (d)	9,518,738
	Infor Enterprise Solutions Holdings, Inc.
5,768,550	Delayed Draw Term Loan, 6.45%, 07/30/12 (d)	5,105,167
11,056,387	Initial U.S. Term Loan, 6.45%, 07/30/12 (d)	9,784,903
	Intergraph Corp.
7,265,766	Initial First Lien Term Loan, 5.08%, 05/29/14	6,993,299
2,000,000	Second Lien Term Loan, 8.65%, 11/29/14	1,927,500
	IPC Systems, Inc.
12,158,125	Tranche B-1 Term Loan, 4.95%, 06/02/14	9,483,338
	Keane International, Inc.
11,079,070	Closing Date Term Loan, 5.12%, 06/04/13	8,309,302
837,209	Synthetic Letter of Credit Loan, 4.96%, 06/04/13	627,907
	Quantum Corp.
1,700,000	Term Loan, 6.20%, 07/01/14	1,547,000
	Ridgefield Midco SARL
3,036,280	Facility A2, 10.38%, 09/30/16	2,739,211
	Riskmetrics Group Holdings, LLC
968,731	First Lien Term Loan B, 5.35%, 01/11/14	940,880
	SCS Holdings II, Inc.
3,151,339	First Lien Term Loan, 5.45%, 11/30/12	2,930,745
2,000,000	Second Lien Term Loan, 10.83%, 05/30/13	1,860,000
	Secure Computing Corp.
90,058	Term Loan, 5.70%, 08/31/13	85,781
	Serena Software, Inc.
4,779,130	Term Loan, 4.68%, 03/11/13	4,349,009
	Sitel, LLC
1,946,921	U.S. Term Loan, 5.39%, 01/30/14	1,518,598
	SunGard Data Systems, Inc.
5,000,000	Term Loan, 02/28/14 (d)	4,738,400
	Vangent, Inc.
6,217,428	Term Loan, 5.35%, 02/14/13	5,875,470
	Verint Systems, Inc.
8,446,154	Term Loan, 5.87%, 05/25/14	7,643,769

		93,379,063

MANUFACTURING - 2.0%
	Acument Global Technologies, Inc.
1,970,000	Term Loan, 6.20%, 08/11/13	1,822,250
	Brand Energy & Infrastructure Services, Inc.
2,956,866	First Lien Term Loan B, 5.03%, 02/07/14	2,675,964
	FCI International S.A.S.
509,496	Term Loan B2A, 6.85%, 03/10/14	480,200
509,496	Tranche B3C, 6.85%, 11/03/13	471,284
	FCI SA
490,504	Term Loan B2B, 6.85%, 03/10/14	453,716
490,504	Tranche B4B, 6.85%, 11/03/13	453,716
	FCI USA, Inc.
1,000,000	Facility B1, 6.85%, 03/10/14	925,000
1,000,000	Tranche B5B, 6.85%, 11/03/13	925,000
	Hillman Group, Inc.
5,346,637	Term Loan B, 5.94%, 03/30/11	4,972,373
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
2,217,563	B-2 Facility, 7.40%, 06/22/14	2,009,666
2,217,563	C-2 Facility, 7.65%, 06/22/15	2,015,210
	Maxum Petroleum, Inc.
4,912,500	Term Loan, 8.87%, 09/18/13	4,765,125
	Metrologic Instruments, Inc.
2,000,000	Second Lien Add-On Term Loan, 8.95%, 04/10/15	1,880,000
	Neggio Holding 4 GmbH
500,000	Facility B, 7.49%, 12/23/14	467,030
500,000	Facility C, 7.74%, 12/23/15	469,250
	Ridgefield Acquisition Sarl
4,671,922	Facility B3, 4.63%, 03/31/15	4,286,489
4,671,922	Facility C3, 5.13%, 03/31/16	4,309,849
	United Central Industrial Supply Co., LLC
2,914,499	Term Loan, 5.26%, 03/31/12	2,812,492

		36,194,614

METALS/MINERALS - 1.2%
	Algoma Steel, Inc.
2,122,331	Term Loan, 7.33%, 06/20/13	2,005,603
	Euramax International Holdings B.V.
1,657,895	Second Lien European Term Loan, 10.73%, 06/29/13	1,036,184
	Euramax International, Inc.
4,192,105	Domestic Second Lien Term Loan, 10.73%, 06/29/13	2,777,270
3,928,679	Domestic Term Loan, 8.00%, 06/29/12	3,427,773
	JW Aluminum Co.
3,000,000	Second Lien Term Loan, 8.65%, 12/15/13	2,400,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

METALS/MINERALS (continued)
	Murray Energy Corp.
9,590,617	First Lien Tranche B Term Loan, 7.91%, 01/28/10	9,063,133

		20,709,963

RETAIL - 4.4%
	Burlington Coat Factory Warehouse Corp.
23,380,312	Term Loan, 5.34%, 05/28/13	19,848,950
	Claire’s Stores, Inc.
5,000,000	Term Loan B, 05/29/14 (d)	4,030,400
	Dollar General Corp.
2,000,000	Tranche B-1 Term Loan, 5.99%, 07/07/14	1,855,920
	Eddie Bauer, Inc.
3,457,384	Term Loan, 5.96%, 04/01/14	2,904,203
	Guitar Center, Inc.
2,666,667	Term Loan, 5.90%, 10/09/14	2,386,667
	Home Interiors & Gifts, Inc.
35,276,033	Initial Term Loan, 10.36% (e)	9,700,909
	Michaels Stores, Inc.
6,351,969	Replacement Loan, 5.04%, 10/31/13	5,530,215
	Mother’s Work, Inc.
1,868,889	Term Loan, 5.16%, 03/13/13	1,411,011
	Movie Gallery, Inc.
716,623	First Lien Synthetic Letter of Credit, 10.63%, 03/08/12	544,633
17,112,954	First Lien Term Loan, 9.75%, 03/08/12	13,005,845
	Spirit Finance Corp.
15,500,000	Term Loan, 5.87%, 08/01/13	11,637,865
	Sports Authority, Inc.,
1,473,750	The Term Loan B, 7.08%, 05/03/13	1,225,055
	Toys “R” Us
3,980,099	Tranche B Term Loan, 6.97%, 07/19/12	3,903,841

		77,985,514

SERVICE - 5.7%
	Audio Visual Services Group, Inc.
4,000,000	Second Lien Loan, 8.20%, 08/28/14	3,640,000
	BearingPoint, Inc.
4,000,000	Letter of Credit Loan, 6.66%, 05/30/12	3,180,000
	Billing Services Group North America, Inc.
1,907,556	Term Loan, 7.00%, 11/30/14	1,793,102
	Cydcor, Inc.
6,587,500	First Lien Tranche B Term Loan, 9.00%, 02/05/13	6,192,250
	Education Management LLC
3,754,121	Tranche C Term Loan , 6.63%, 06/01/13	3,476,091
	First American Payment Systems, L.P.
913,000	Term Loan, 6.17%, 10/06/13	878,762
	First Data Corp.
7,000,000	Initial Tranche B-1 Term Loan, 09/24/14 (d)	6,506,780
	FleetCor Technologies Operating Co., LLC
3,300,000	Tranche 1 Term Loan, 5.07%, 04/30/13	3,151,500
666,667	Tranche 2 Term Loan, 4.88%, 04/30/13	636,667
	NES Rentals Holdings, Inc.
9,402,848	Second Lien Permanent Term Loan, 9.63%, 07/20/13	7,663,321
	Sabre, Inc.
40,739,177	Initial Term Loan, 4.88%, 09/30/14	34,836,885
	Safety-Kleen Systems, Inc.
1,220,339	Synthetic Letter of Credit, 2.88%, 08/02/13	1,195,932
4,607,797	Term Loan B, 5.38%, 08/02/13	4,515,641
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 11.33%, 12/08/13	945,000
	Travelport LLC
4,746,483	Delayed Draw Term Loan, 5.11%, 08/23/13	4,368,283
14,044,306	Synthetic Letter of Credit, 4.95%, 08/23/13	12,964,719
	Valleycrest Cos., LLC
1,984,950	Term Loan, 5.08%, 03/12/14	1,771,568
	West Corp.
2,942,663	Term B-2 Loan, 5.28%, 10/24/13	2,741,267

		100,457,768

TELECOMMUNICATIONS - 3.0%
	Hargray Acquisition Co.,/DPC Acquisition LLC/HCP Acquisition LLC
1,818,589	First Lien Term Loan, 4.95%, 06/27/14	1,666,282
2,000,000	Second Lien Term Loan, 10.33%, 01/29/15	1,720,000
	Knowledgepoint360 Group LLC
1,000,000	Second Lien Term Loan, 10.07%, 04/26/15	940,000
	Level 3 Financing, Inc.
38,250,000	Term Loan, 4.91%, 03/13/14	35,321,580
	NATG Holdings LLC
113,799	Term Loan A, 8.75% (e)	9,104
84,026	Term Loan B-1, 12.25% (e)	6,722
8,316	Tranche A Credit-Linked Certificate of Deposit, 6.08% (e)	7,235
	PaeTec Holding Corp.
2,513,359	Replacement Term Loan, 5.36%, 02/05/13	2,439,542

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

TELECOMMUNICATIONS (continued)
	Pine Tree Holdings Inc./Country Road Communications, Inc.
2,000,000	Second Lien Term Loan, 10.62%, 07/15/13	1,950,000
	Wind Acquisition Holdings Finance S.A.
9,940,484	Dollar PIK Loan, 9.98%, 12/21/11	9,704,397

		53,764,862

TRANSPORTATION - AUTOMOTIVE - 3.7%
	Delphi Corp.
31,764,985	Initial Tranche C Term Loan, 8.50%, 12/31/08	31,268,657
	Ford Motor Co.
19,362,910	Term Loan, 5.80%, 12/15/13	16,745,432
	Goodyear Tire & Rubber Co.
2,000,000	Second Lien Term Loan, 04/30/14 (d)	1,859,080
	Key Safety Systems, Inc.
15,251,953	First Lien Term Loan, 5.25%, 03/08/14	12,519,413
2,000,000	Second Lien Term Loan, 7.40%, 09/08/14	1,416,680
	Remy International, Inc.
2,959,291	First Lien Tranche B Term Loan, 8.97%, 04/10/09	2,781,733

		66,590,995

TRANSPORTATION - LAND TRANSPORTATION - 0.5%
	Ozburn-Hessey Holding Co., LLC
2,510,572	Term Loan, 7.10%, 08/10/12	2,133,987
	SIRVA Worldwide, Inc.
1,433,149	DIP Revolver, 10.27%, 05/12/12 (c)	1,425,983
1,258,847	DIP Term Loan, 9.40%, 05/14/12	1,252,553
9,092,421	Tranche B Term Loan, 6.37%, 12/01/10	3,875,644

		8,688,167

UTILITY - 5.0%
	Astoria Generating Co.
4,500,000	Acquisitions LLC Second Lien Term Loan C, 6.35%, 08/23/13	4,336,875
	Bosque Power Co., LLC
2,996,429	Term Loan, 7.97%, 01/16/15	2,992,683
	Boston Generating LLC
578,860	First Lien Revolving Credit, 2.57%, 12/20/13	543,920
2,067,357	First Lien Synthetic Letter of Credit Facility, 5.07%, 12/20/13	1,942,572
9,227,650	First Lien Term Loan, 4.95%, 12/20/13	8,670,669
2,000,000	Second Lien Term Loan, 9.08%, 06/20/14	1,880,840
	Coleto Creek Power, LP
512,291	First Lien Synthetic Letter of Credit, 4.73%, 06/28/13	473,229
8,238,791	First Lien Term Loan, 5.45%, 06/28/13	7,589,986
5,895,000	Second Lien Term Loan, 6.70%, 06/28/13	5,052,015
	EBG Holdings LLC
3,400,214	Term Loan, 11.83%, 12/20/16	3,329,387
	Entegra TC LLC
5,302,973	Third Lien Term Loan, 10.83%, 10/19/15	4,812,448
	GBGH LLC
3,979,692	Advance First Lien Term Loan, 11.50%, 08/07/13	3,900,099
	Longview Power, LLC
342,000	Construction Loan, 5.19%, 08/31/11 (c)	295,830
2,000,000	Synthetic Revolver, 8.10%, 02/28/13	1,648,260
	Mach Gen, LLC
42,159	First Lien Synthetic Letter of Credit, 8.10%, 02/22/13	40,605
401,842	First Lien Term B Loan, 4.64%, 02/22/14	387,026
6,363,672	Term C Loan, 10.60%, 02/22/15	6,148,898
	NE Energy, Inc.
40,373	Synthetic Letter of Credit, 7.38%, 11/01/13	37,345
	NRG Energy, Inc.
25,572	Credit-Linked Deposit, 4.20%, 02/01/13	24,635
	Port Barre Investments, LLC
3,000,000	Term B Loan, 4.83%, 08/14/14	2,895,000
	Riverside Energy Center LLC
4,261,150	Term Loan, 7.15%, 06/24/11	4,282,455
	Rocky Mountain Energy Center LLC
361,073	Credit-Linked Certificate of Deposit, 3.14%, 06/24/11	362,879
2,307,770	Term Loan, 7.15%, 06/24/11	2,319,309
	Texas Competative Electric Holdings Co., LLC
8,000,000	Initial Tranche B-2 Term Loan, 6.26%, 10/10/14 (d)	7,541,040
	TPF Generation Holdings, LLC
11,018,189	First Lien Term Loan, 4.70%, 12/15/13	10,518,845
4,000,000	Second Lien Term Loan, 9.08%, 12/15/14	3,621,280
1,855,600	Synthetic Letter of Credit, 4.73%, 12/15/13	1,771,505
687,407	Synthetic Revolver, 2.70%, 12/15/11	656,254

		88,075,889

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
Senior Loans (continued)

WIRELESS COMMUNICATIONS - 2.9%
	Alltel Communications, Inc.
5,000,000	Initial Tranche B-1 Term Loan, 05/15/15 (d)	4,635,950
	Cricket Communications, Inc.
8,730,393	Term B Loan, 5.70%, 06/16/13	8,580,405
	DPI Holdings, LLC
1,950,000	Term Loan, 5.89%, 09/30/10 (b)	1,860,690
	Maritime Telecommunications Network, Inc.
1,453,775	First Lien Term Loan, 5.33%, 05/11/12	1,417,430
	MetroPCS Wireless, Inc.
36,540,748	Tranche B Term Loan, 5.08%, 11/04/13	34,968,034

		51,462,509

	Total Senior Loans
	(Cost $2,014,580,605)	1,700,795,620

Principal Amount

Foreign Denominated Senior Loans (a) - 20.6%

AUSTRALIA - 2.1%
AUD
	PBL Media Group, Ltd.
5,128,818	Facility A Term Loan, 9.98%, 02/07/13	4,005,613
20,545,336	Facility B, Tranche 1, 10.23%, 02/07/13	16,454,753
	SMG H5 Pty., Ltd.
19,377,381	Facility A Term Loan, 10.34%, 12/22/12	17,182,124

		37,642,490

AUSTRIA - 2.6%
EUR
	Sacher Funding Ltd.
30,722,402	Euro Term Loan, 10.32%, 05/14/14	46,311,820

DENMARK - 0.4%
EUR
	Nordic Telephone Co. Holdings APS
97,342	Facility B2, 6.01%, 04/10/14	147,708
129,017	Facility C2, 6.42%, 04/10/15	196,526
	Nyco Holdings 3 ApS
5,000,000	Facility D Second Lien, 9.71%, 12/29/16	6,462,283

		6,806,517

FRANCE - 2.8%
EUR
	Vivarte
1,077,517	Acquisition Facility, 6.55%, 03/08/16 (c)	1,239,141
	Ypso Holding SA
575,529	Capex Term Loan , 6.51%, 12/15/12 (c) (f)	751,297
1,911,359	Eur A (Acq) 1 Facility, 6.06%, 06/06/13	2,580,489
343,864	Eur A (Acq) 2 Facility, 6.06%, 06/06/13	459,611
703,498	Eur A (Recap) 1 Facility, 6.23%, 06/06/13	951,146
41,279	Eur A Recap 2 Facility, 6.06%, 06/06/13	55,810
3,466,793	Eur B Acq 1 Facility , 6.85%, 06/16/14	4,696,182
5,656,346	Eur B Acq 2 Facility , 6.85%, 06/16/14	7,662,192
8,983,252	Eur B Recap 1 Facility, 6.85%, 06/16/14	12,145,566
4,690,407	Eur C Acq, 7.10%, 12/31/15	6,365,886
8,809,593	Eur C Recap, 7.10%, 12/31/15	11,956,501

		48,863,821

GERMANY - 2.3%
EUR
	CBR Fashion GmbH
4,500,000	Second Lien Facility, 8.37%, 10/19/16	5,711,087
1,000,000	Term B Facility, 6.50%, 04/17/15	1,331,634
920,000	Term C Facility, 6.75%, 04/17/15	1,225,103
	Iesy Hessen/ISH NRW GmbH/Arena Sport
6,000,000	Euro Senior Secured Term Loan, 7.57%, 10/15/11	8,718,220
	Kabel Baden Wurttemburg GmbH & Co. KG
2,500,000	Second Lien Facility, 9.43%, 12/09/15	3,464,210
1,826,284	Term B Facility, 6.93%, 06/09/14	2,615,513
1,826,284	Term C Facility, 7.43%, 06/09/15	2,627,035
	Lavena Holding 3 GmbH
1,500,000	Facility B1, 6.53%, 03/02/15	1,648,070
1,500,000	Facility C1, 6.78%, 03/02/16	1,663,805
7,500,000	Facility D, 8.15%, 09/02/16	6,041,330
7,057,579	Mezzanine Facility, PIK, 11.40%, 03/02/17	5,854,079
	Schieder Mobel Holding, GmbH
484,213	Delayed Draw Term Loan, 8.57% (e)	545,556

		41,445,642

IRELAND - 0.1%
EUR
	BCM Ireland Holdings Ltd.
1,000,000	Facility D, 8.98%, 03/31/16	1,425,126

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

ITALY - 1.2%
EUR
	Wind Telecommunicatione S.p.A.
6,750,000	B1 Term Loan Facility, 7.22%, 05/27/13 (f)	10,221,087
6,750,000	C1 Term Loan Facility, 7.62%, 05/26/14 (f)	10,247,311

		20,468,398

NETHERLANDS - 2.0%
EUR
	Amsterdamse Beheer- En Consultingmaatschappij B.V.
3,827,534	Casema B1 Term Loan Facility, 6.88%, 09/12/14	5,806,909
1,988,213	Casema B2 Term Loan Facility, 6.88%, 09/12/14	2,973,915
5,815,747	Casema C Term Loan Facility, 7.38%, 09/14/15	8,833,522
1,500,000	Casema D Term Loan Facility, 8.63%, 03/12/16	2,235,874
4,502,435	Kabelcom B Term Loan Facility, 6.88%, 09/12/14	6,830,830
4,502,435	Kabelcom C Term Loan Facility, 7.38%, 09/14/15	6,838,736
1,000,000	Kabelcom D Term Loan Facility, 8.63%, 03/12/16	1,466,635

		34,986,421

SPAIN - 0.6%
EUR
	Gasmedi 2000 S.A. / Nattai, S.L.U.
1,666,667	Tranche B Term Loan, 6.65%, 08/11/14	2,395,827
1,666,667	Tranche C Term Loan, 7.15%, 08/11/15	2,395,827
1,666,667	Tranche E Second Lien Term Loan, 8.90%, 02/11/16	2,305,174
2,365,339	Maxi PIX SARL, PIK Euro Term Loan, 12.39%, 05/31/16	2,891,685

		9,988,513

SWEDEN - 0.6%
SEK
	Nordic Cable Acquisition
13,194,520	Facility A Com Hem, 6.70%, 01/31/13	1,999,519
24,442,922	Facility B2 Com Hem, 7.20%, 01/31/14	3,744,825
20,180,366	Facility C2 Com Hem, 7.32%, 01/31/15	3,091,772
11,750,000	Facility D Com Hem, 9.07%, 07/31/15 (c)	1,692,562
1,797,945	Facility E Com Hem, 6.82%, 01/31/13	261,984

		10,790,662

UNITED KINGDOM - 4.6%
EUR
	Safety-Kleen JPMP SK Holdings Ltd.
1,817,400	Euro Term Loan C, 7.69%, 12/20/14	2,619,566
GBP
	All3Media Intermediate Ltd.
1,180,825	Facility B1, 7.48%, 08/31/14	2,202,291
4,281,271	Facility C1, 8.56%, 08/31/15	7,984,760
3,000,000	Facility D1, 10.44%, 02/29/16	5,595,133
3,803,795	Mezzanine Loan, 15.65%, 08/31/16	7,380,872
	Ansco UK Finance Co. Ltd.
984,925	Tranche B Term Loan, 8.28%, 03/08/12	1,829,629
	Henson No. 4 Ltd.
2,064,419	Facility B, 8.64%, 10/30/13	3,539,154
2,064,419	Facility C, 9.14%, 10/30/14	3,559,553
	Highland Acquisitions Ltd.
1,000,000	Facility B, 8.42%, 01/31/14	1,687,186
1,000,000	Facility C, 8.92%, 01/31/15	1,684,716
1,080,268	Mezzanine Facility, 15.67%, 01/31/16	1,921,348
	Mobileserv Ltd.
1,415,563	Facility B Loan, 7.85%, 09/22/14	2,197,504
1,084,437	Facility C Loan, 8.60%, 09/22/15	1,685,525
	Safety-Kleen JPMP SK Holdings Ltd.
1,350,000	GBP Term Loan B1, 8.39%, 12/14/12	2,474,457
	SunGard UK Holdings, Ltd.
1,371,442	U.K. Term Loan B, 7.99%, 02/12/14	2,446,002
	Towergate Partnership Ltd.
3,125,000	Facility A, 8.20%, 10/31/12	5,818,445
3,125,000	Facility B, 8.48%, 10/31/13	5,928,618

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

UNITED KINGDOM (continued)
GBP
	Trinitybrook PLC
1,000,000	Term Loan B1, 8.00%, 07/31/13	1,806,015
1,000,000	Term Loan C1, 8.50%, 07/31/14	1,815,185
	United Biscuits Holdco Ltd.
8,383,459	Facility B1, 7.96%, 12/10/14	14,952,116
	Virgin Media Investment Holdings Ltd.
147,793	A Facility, 7.63%, 03/03/11	273,865
53,685	B5 Facility, 7.68%, 09/03/12	99,481
1,750,000	C Facility, 8.27%, 03/03/13	3,155,754
27,298	Term Loan B6, 7.68%, 09/03/12	50,439

		82,707,614

UNITED STATES - 3.3%
EUR
	RD German Holdings GmbH
2,498,864	Euro Term Loan, 6.39%, 03/02/14	3,262,022
GBP
	Aramark Corp.
1,234,375	U.K. Term Loan, 8.13%, 01/26/14	2,268,623
	Champion Home Builders Co.
3,307,500	Sterling Term Loan, 8.74%, 10/31/12	5,784,627
	IPC Systems, Inc.
2,238,750	Tranche B-2 Term Loan, 8.26%, 05/31/14	3,428,779
	Knowledgepoint360 Group, LLC
1,616,479	U.K. Term Loan, 9.02%, 04/26/14	3,034,770
	PlayPower, Inc.
2,647,959	Tranche B Sterling Term Loan, 8.76%, 12/18/09	4,918,938

		22,697,759

	Total Foreign Denominated Senior Loans
	(Cost $361,794,644)	364,134,783

Principal Amount ($)
Asset-Backed Securities (h) - 1.4%

	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 5.06%, 06/15/22 (i)	598,100
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 7.16%, 04/20/21 (i)	835,380
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 4.16%, 04/15/21 (i)	578,820
3,000,000	Series 2007-CA, Class B, 3.48%, 05/14/20 (i)	1,884,000
1,000,000	Series 2007-1A, Class C, 3.98%, 01/18/21 (i)	612,000
	Babson CLO, Ltd.
1,000,000	Series 2007-2A, Class D, 5.96%, 04/15/21 (i)	604,160
1,000,000	Series 2007-2A, Class E, 7.91%, 04/15/21	556,440
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 6.39%, 03/17/21 (i)	592,500
1,000,000	Series 2007-3A, Class E, 8.54%, 03/17/21 (i)	566,250
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 5.19%, 03/11/21 (i)	1,327,600
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-2A, Class B2L, 7.08%, 03/01/21 (i)	513,906
	Goldman Sachs Asset Management CLO PLC
2,000,000	Series 2007-1A, Class D, 5.62%, 08/01/22 (i)	1,425,337
1,000,000	Series 2007-1A, Class E, 7.87%, 08/02/22 (i)	660,000
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class E, 7.02%, 02/18/21 (i)	511,600
	GSC Partners CDO Fund, Ltd.
1,000,000	Series 2007-8A, Class C, 4.19%, 04/17/21 (i)	553,800
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 3.97%, 05/01/22 (i)	4,104,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 7.39%, 01/20/21 (i)	631,000
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 7.76%, 04/15/21 (i)	590,200
	Madison Park Funding Ltd.
1,000,000	Series 2007-5A, Class D, 6.14%, 02/26/21 (i)	543,100
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 6.79%, 06/27/22 (i)	1,493,750
	PPM Grayhawk CLO, Ltd.
1,150,000	Series 2007-1A, Class D, 6.33%, 04/18/21 (i)	632,155
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 4.26%, 04/27/21 (i)	600,156
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 5.04%, 02/27/21 (i)	2,104,529
1,000,000	Series 2007-1A, Class B2L, 7.14%, 02/27/21 (i)	609,844

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
ASSET-BACKED SECURITIES (continued)

	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 4.07%, 04/17/21 (i)	2,372,000

	Total Asset-Backed Securities
	(Cost $29,092,190)	25,500,627

Corporate Notes and Bonds - 0.0%

HOUSING - 0.0%
	TOUSA, Inc.
705,065	14.75% (b) (e) (g)	—

WIRELESS COMMUNICATIONS - 0.0%
	American Messaging Services, Inc.
671,233	Senior Secured Note, 8.83%, 09/30/08 (h)	674,589

	Total Corporate Notes and Bonds
	(Cost $1,381,516)	674,589

Claims - 0.1%

AEROSPACE - 0.1%
	Delta Air Lines, Inc.
310,290	Comair ALPA Claim (e)	10,084
879,660	Delta ALPA Claim (e)	206,720
	Northwest Airlines, Inc.
5,400,000	ALPA Trade Claim, 08/21/13	103,518
2,914,734	Bell Atlantic Trade Claim, 08/21/13	55,875
3,000,000	CIT Leasing Corp Trade Claim, 08/21/13	57,510
5,000,000	EDC Trade Claims, 08/21/13	95,850
9,587,700	Flight Attendant Claim, 05/17/14	183,796
3,250,000	GE Trade Claim, 08/21/13	62,302
5,690,250	IAM Trade Claim, 08/21/13	109,082
6,250,000	Mesaba Trade Claim, 08/15/13	119,813
6,322,050	Retiree Claim, 08/21/13	121,194

		1,125,744

UTILITY - 0.0%
	Mirant Corp.	185,000

18,500,000

	Total Claims
	(Cost $11,849,285)	1,310,744

Shares
Common Stocks (j) - 1.6%

AEROSPACE - 0.2%
567,718	Northwest Airlines, Inc.	4,008,091
TELECOMMUNICATIONS - 0.1%
152,363	Communications Corp. of America (b)	903,513
UTILITY - 1.3%
133,582	Entegra TC LLC	4,708,766
466,010	Mirant Corp.	18,929,315

		23,638,081

	Total Common Stocks
	(Cost $19,652,534)	28,549,685

Preferred Stocks - 0.0%

HOUSING - 0.0%
5,795	TOUSA, Inc., Series A, PIK (b)	—

TELECOMMUNICATIONS - 0.0%
14,382	Superior Telecom, Inc., Series A	20,135

	Total Preferred Stocks
	(Cost $5,809,132)	20,135

Units
Warrant - 0.0%

ENERGY - 0.0%
141,093	Monitor Oil, expires 01/25/12 (b)	—

Total Warrant
(Cost $—)	—

Total Investments - 119.6%	2,120,986,183

(cost of $2,444,159,906) (k)
Other Assets & Liabilities, Net – (19.6)%	(348,063,653)

Net Assets - 100.0%	$1,772,922,529

Forward foreign currency contracts outstanding as of May 31, 2008 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	EUR	70,500,000	08/01/08	$(5,729,085)
Sell	EUR	69,819,600	11/28/08	1,130,140
Sell	GBP	6,000,000	07/24/08	(231,936)
Sell	GBP	17,300,000	08/07/08	(592,688)
Sell	GBP	27,906,400	11/28/08	(796,290)

				$(6,219,859)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Advantage Fund (“Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at May 31, 2008. Senior loans, while exempt from registration under the Security Act of 1933, as amended, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s investment adviser, in good faith, pursuant to the policies and procedures approved by the Fund’s Board of Trustees. Securities with a total aggregate market value of $77,105,506, or 4.3% of net assets, were valued under fair value as of May 31, 2008.

(c)	Senior Loan Notes have additional unfunded loan commitments. As of May 31, 2008, the Fund had unfunded loan commitments of $27,553,104 which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded
Loan
Borrower	Commitment
CHS/ Community Health Systems, Inc.	$645,005
Comcorp Broadcasting, Inc.	41,900
Cricket Communications, Inc.	6,500,000
Delphi, Corp.	3,235,015
Delta Air Lines, Inc.	23,894
Fenwal, Inc.	2,319,580
Fontainebleau Las Vegas, LLC	2,333,333
HUB International Ltd.	240,229
Longview Power, LLC	783,000
Mobileserv Ltd.	2,500,000
Nordic Cable Acquisition Co.	1,270,548
Readers Digest Association, Inc.	432,500
SIRVA Worldwide, Inc.	213,036
Sorenson Communications, Inc.	2,000,000
Vivarte	3,922,483
Water PIK, Inc.	1,000,000
Ypso Holding SA	92,581

$27,553,104

(d)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued.

(f)	Loans held on participation.

(g)	Fixed rate senior loan or corporate note and bond.

(h)	Variable rate asset. The interest rate shown reflects the rate in effect at May 31, 2008.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2008, these securities amounted to $24,944,187 or 1.4% of net assets.

(j)	Non-income producing security.

(k)	Cost for U.S. Federal income tax purposes is $2,444,806,189. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$14,638,969
Gross unrealized depreciation	(338,458,975)

Net unrealized depreciation	$(323,820,006)

CDO	Collaterized Debt Obligation

CLO	Collaterized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

SEK	Swedish Kronor
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Cable/Wireless Video	5.9%
Financial	3.3%
Diversified Media	2.3%
Broadcasting	2.2%
Telecommunications	2.0%
Retail	1.5%
Food/Tobacco	1.1%
Healthcare	0.8%
Consumer Durables	0.3%
Housing	0.3%
Information Technology	0.3%
Service	0.3%
Wireless Communications	0.2%
Gaming/Leisure	0.1%

Total	20.6%

Security Valuation:
The value of the Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. If there is more than one such principal market maker, the value will be the average of such means. Securities without a sale price or bid and ask quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally the Fund’s Loan and bond positions are traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (such as when events materially affecting the value of securities occur between the time when the market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined in good faith

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2008	Highland Floating Rate Advantage Fund
by the Fund’s investment adviser, Highland Capital Management, L.P. (the “Investment Adviser”), in accordance with procedures established by the Fund’s Board of Trustees (the “Board”). In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Investment Adviser instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer and President (principal executive officer)

Date	July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President (principal executive officer)

Date	July 18, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date	July 18, 2008

*	Print the name and title of each signing officer under his or her signature.